Related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction
Related party payables	$ 54,588	$ 46,649
Xiaofeng Gao [Member]
Related Party Transaction
Equity method investment, ownership percentage	25.10%
Xiaofeng Gao
Related Party Transaction
Related party payables	$ 2,199	2,542
Expense paid by Xiaofeng Gao	3,178	2,443
Repayment to related party	3,514	256,972
Xuejun Ji
Related Party Transaction
Related party payables	11,642
Bin Fu
Related Party Transaction
Related party payables	40,747	44,107
Repayment to related party		7,802
Amounts received		$ 43,693
Medical Star
Related Party Transaction
Sales to related parties	$ 45,762